Subsequent events - Additional information (Detail) - PEN (S/)	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Financial investments		S/ 19,072,718,000	S/ 17,629,445,000
Interseguro [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Received Cash For Equivalent	S/ 59,479,000
Financial investments	S/ 196,970,000